UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

FORM N-Q

OCTOBER 31, 2015

Notes to Schedule of Investments (unaudited)

Investments in Municipal High Income Portfolio, at value $761,867,498.

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Municipal High Income Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (99.98% at October 31, 2015) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.5%
Alabama - 3.2%
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	$1,750,000	$1,924,370	(a)
Convertible CAB	0.000%	10/1/50	11,020,000	7,528,093	(b)
Subordinated Lien Warrants	6.000%	10/1/42	4,880,000	5,488,194
Subordinated Lien Warrants	6.500%	10/1/53	8,250,000	9,440,970

Total Alabama				24,381,627

Arizona - 1.4%
Phoenix, AZ, IDA Education Revenue, Basis School Inc.	5.000%	7/1/45	7,000,000	6,893,110	(c)
University Medical Center Corp., AZ, Hospital Revenue	6.000%	7/1/24	1,250,000	1,470,488	(d)
University Medical Center Corp., AZ, Hospital Revenue	6.500%	7/1/39	2,000,000	2,388,560	(d)

Total Arizona				10,752,158

California - 12.0%
Alhambra, CA, Revenue:
Atherton Baptist Homes	7.500%	1/1/30	1,535,000	1,651,107
Atherton Baptist Homes	7.625%	1/1/40	1,500,000	1,609,410
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	2,000,000	2,211,000
California School Finance Authority, School Facilities Revenue:
KIPP LA Project	5.000%	7/1/34	600,000	642,606
KIPP LA Project	5.125%	7/1/44	750,000	796,522
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	7,500,000	7,925,250	(c)(e)
California State Public Works Board, Lease Revenue:
California State Prisons LA	5.000%	10/1/28	3,500,000	4,084,430
Various Capital Project	5.125%	10/1/31	2,000,000	2,285,480
California Statewide CDA Revenue:
American Baptist Homes of the West	2.100%	10/1/19	2,250,000	2,251,260
American Baptist Homes of the West	2.400%	10/1/20	1,250,000	1,250,500
Senior Living-Presbyterian Homes	4.750%	11/15/26	1,920,000	1,969,997	(c)
Senior Living-Presbyterian Homes	4.875%	11/15/36	6,000,000	5,949,240	(c)
California Statewide CDA, Senior Living Health Facility Revenue, Los Angeles Jewish Home Aging, Jewish Home Foundation	4.750%	8/1/20	4,000,000	4,007,640
California Statewide CDA, Student Housing Revenue:
Provident Group-Pomona Properties LLC	5.600%	1/15/36	3,110,000	3,115,194
Provident Group-Pomona Properties LLC	5.750%	1/15/45	2,230,000	2,162,342
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	2,140,000	2,310,601
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	26,500,000	37,627,615
Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/36	1,250,000	1,250,087
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	2,740,000	2,848,477
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	5,000,000	5,728,950

Total California				91,677,708

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 4.2%
Colorado Educational & Cultural Facilities Authority Revenue, Cheyenne Mountain Charter Academy Foundation	5.375%	6/15/38	$2,585,000	$2,652,520
Colorado Health Facilities Authority Revenue, Christian Living Communities Project	5.750%	1/1/37	2,000,000	2,022,580
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	17,500,000	23,372,125
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	4,000,000	3,698,760

Total Colorado				31,745,985

Delaware - 1.4%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	9,000,000	9,290,970
New Castle County, DE, Revenue, Newark Charter School Inc. Project	5.000%	9/1/36	1,000,000	1,009,280

Total Delaware				10,300,250

District of Columbia - 0.8%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,256,032
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,292,063
KIPP Charter School	6.000%	7/1/33	1,000,000	1,144,940
KIPP Charter School	6.000%	7/1/43	1,450,000	1,632,453

Total District of Columbia				6,325,488

Florida - 3.2%
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	505,000	505,667
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Obligated Group	7.000%	6/1/45	300,000	306,903	(c)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	2,000,000	2,263,620
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	3,500,000	3,551,205	(e)
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	1,200,000	1,216,968	(c)(e)
Palm Beach County, FL, Health Facilities Authority Revenue:
Sinai Residences Boca Raton Project	7.500%	6/1/49	1,600,000	1,914,864
Sinai Residences Boca Raton Project, Entrance Fee	6.000%	6/1/21	1,350,000	1,494,342
Reunion, FL, East Community Development District, Special Assessment	6.600%	5/1/33	410,000	392,407
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	355,000	3	*(f)
Seminole Tribe Florida Special Obligation Revenue	5.750%	10/1/22	5,000,000	5,335,650	(c)
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	3,000,000	3,149,310	(c)
Volusia County, FL, Educational Facility Authority Revenue	5.000%	10/15/45	3,750,000	3,990,975

Total Florida				24,121,914

Georgia - 1.4%
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	5,865,000	6,217,780
Franklin County, GA, Industrial Building Authority Revenue:
Emmanuel College Inc.	5.750%	11/1/25	1,000,000	600,000
Emmanuel College Inc.	6.000%	11/1/32	2,850,000	1,710,000
Emmanuel College Inc.	6.250%	11/1/43	3,000,000	1,800,000

Total Georgia				10,327,780

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hawaii - 1.2%
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co.	6.500%	7/1/39	$8,000,000	$9,084,720

Illinois - 6.2%
Chicago, IL, GO	5.500%	1/1/37	5,500,000	5,626,665
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/44	10,000,000	11,083,600
Chicago, IL, Motor Fuel Tax Revenue, AGM	5.000%	1/1/32	1,050,000	1,107,456
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	6,750,000	7,387,605	(e)
Illinois Development Finance Authority Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,254,843	(e)
Illinois State Finance Authority Revenue:
Franciscan Communities Inc.	5.125%	5/15/43	2,700,000	2,732,751
Park Place of Elmhurst	8.000%	5/15/30	5,000,000	2,758,550	(g)
Park Place of Elmhurst	8.125%	5/15/40	11,835,000	7,144,079	(g)
Refunding, Chicago Charter School Project	5.000%	12/1/36	3,000,000	3,008,580
Refunding, OSF Healthcare System	5.750%	11/15/37	2,500,000	2,762,150	(d)
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	2,800,000	356,636

Total Illinois				47,222,915

Indiana - 1.8%
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project	6.375%	9/15/41	10,000,000	11,336,000
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,218,680	(e)
Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment Revenue	5.250%	2/1/31	1,400,000	1,451,506	(d)

Total Indiana				14,006,186

Iowa - 2.3%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	4,200,000	4,443,768
Iowa Fertilizer Co. Project	5.250%	12/1/25	12,215,000	13,312,151

Total Iowa				17,755,919

Kentucky - 2.1%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health Systems	6.375%	6/1/40	11,500,000	13,165,890
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	2,500,000	2,582,150

Total Kentucky				15,748,040

Louisiana - 0.3%
Epps, LA, COP	8.000%	6/1/18	775,000	116,250	*(f)
Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA	6.550%	9/1/25	595,000	665,853
Louisiana Public Facilities Authority Revenue, Entergy Louisiana LLC Project	5.000%	6/1/30	1,535,000	1,540,019

Total Louisiana				2,322,122

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 6.5%
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	$9,000,000	$9,860,940
Transportation Facilities Project	5.750%	6/1/35	21,625,000	23,693,647
Maryland State EDC, Student Housing Revenue Bonds, University of Maryland, College Park Project	5.800%	6/1/38	5,000,000	5,418,000
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	9,000,000	10,117,530

Total Maryland				49,090,117

Massachusetts - 3.9%
Massachusetts State DFA Revenue, Tufts Medical Center Inc.	6.875%	1/1/41	4,000,000	4,635,920
Massachusetts State HEFA Revenue:
Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	9,000,000	9,873,180
Suffolk University	5.750%	7/1/39	13,740,000	15,296,467	(d)

Total Massachusetts				29,805,567

Michigan - 1.9%
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project	6.000%	7/1/24	1,355,000	1,382,805	(c)
Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	1,900,000	2,006,761	(c)
Michigan State Finance Authority Revenue:
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	1,130,000	1,228,321
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	1,180,000	1,246,906
Michigan State Strategic Fund Limited Obligation Revenue:
Evangelical Homes of Michigan	5.250%	6/1/32	1,000,000	1,047,460
Evangelical Homes of Michigan	5.500%	6/1/47	1,000,000	1,042,460
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,814,440	(d)
Saline, MI, EDC Revenue, Evangelical Homes of Michigan Project	5.500%	6/1/47	1,235,000	1,261,552

Total Michigan				14,030,705

Missouri - 1.4%
Missouri State HEFA Revenue:
Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,192,260
Lutheran Senior Services	5.000%	2/1/44	2,450,000	2,538,543
Raytown, MO, Annual Appropriation Supported Tax:
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/19	1,000,000	1,059,260
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/20	1,555,000	1,646,901
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	5.875%	9/1/43	3,000,000	3,435,240

Total Missouri				10,872,204

Nevada - 0.4%
Director of the State of Nevada Department of Business & Industry Revenue:
Somerset Academy of Las Vegas	5.000%	12/15/35	1,295,000	1,270,771	(c)
Somerset Academy of Las Vegas	5.125%	12/15/45	2,015,000	1,959,164	(c)

Total Nevada				3,229,935

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 6.8%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	$2,000,000	$2,238,080	(e)
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.125%	9/15/23	8,000,000	8,748,560	(e)
Newark Downtown District Management Corp.	5.125%	6/15/27	400,000	406,448
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	2,080,360
Refunding	6.875%	1/1/37	10,965,000	10,983,421	(e)
Refunding, Gloucester Marine Project	6.625%	1/1/37	1,480,000	1,482,634
School Facilities Construction, SIFMA	1.610%	3/1/28	17,500,000	15,483,650	(b)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/44	2,780,000	2,809,524	(e)
Salem County, NJ, PCFA Revenue, Chambers Project	5.000%	12/1/23	7,000,000	7,574,140	(e)

Total New Jersey				51,806,817

New Mexico - 0.3%
Otero County, NM:
COP, Jail Project Revenue	5.750%	4/1/18	1,035,000	1,057,460
COP, Jail Project Revenue	6.000%	4/1/23	500,000	508,255
COP, Jail Project Revenue	6.000%	4/1/28	500,000	500,005

Total New Mexico				2,065,720

New York - 4.8%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	21,870,000	24,930,269
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	2.000%	1/1/49	648,226	77,787
Amsterdam At Harborside	6.700%	1/1/49	1,796,250	1,769,235
New York City, NY, Industrial Development Agency, Civic Facilities Revenue, Amboy Properties Corp. Project	6.750%	6/1/20	1,535,000	1,534,954
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	7,000,000	8,146,250

Total New York				36,458,495

North Carolina - 0.3%
North Carolina Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project	5.000%	12/31/37	2,000,000	2,137,280	(e)

Ohio - 1.8%
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,165,000	2,168,529
Lorain County, OH, Port Authority, Recovery Zone Facility Revenue, U.S. Steel Corp. Project	6.750%	12/1/40	5,000,000	5,029,400
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,740,387	(e)
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	5,000,000	5,054,050

Total Ohio				13,992,366

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oklahoma - 1.1%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	$1,000,000	$1,087,470
Montereau Inc. Project	7.250%	11/1/40	7,000,000	7,597,380

Total Oklahoma				8,684,850

Pennsylvania - 3.9%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/28	1,750,000	1,905,400
Erie County, PA, Convention Center Authority Gtd. Hotel Revenue, County GTD	5.000%	1/15/36	3,290,000	3,636,898
Harrisburg, PA, University Revenue, Harrisburg University of Science and Technology	6.000%	9/1/36	2,945,000	2,344,574	*(f)
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,471,760
Pennsylvania Economic Development Financing Authority:
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,521,274
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,521,450
Solid Waste Disposal Revenue, Waste Management Inc. Project	5.100%	10/1/27	1,000,000	1,013,070	(e)
Pennsylvania HEFA Revenue, Shippensburg University	6.000%	10/1/31	3,500,000	3,917,690
Philadelphia, PA, Authority for IDR:
Discovery Charter School Inc. Project	6.250%	4/1/42	635,000	621,309
Performing Arts Charter School Project	6.000%	6/15/23	3,500,000	3,657,045	(c)
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	1,000,000	1,097,070

Total Pennsylvania				29,707,540

Rhode Island - 0.0%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	284,200	*(f)

Tennessee - 0.1%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	1,000,000	1,021,040

Texas - 19.0%
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,500,000	2,870,050
Central Texas Regional Mobility Authority Revenue:
Capital Appreciation	0.000%	1/1/36	2,800,000	1,119,440
Capital Appreciation	0.000%	1/1/38	2,000,000	717,540
Capital Appreciation	0.000%	1/1/40	2,200,000	709,434
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.000%	12/1/30	1,120,000	1,267,482
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.125%	12/1/40	4,000,000	4,472,400
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CABs	0.000%	10/1/35	4,000,000	3,209,720	(b)
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,085,020	(e)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Healthcare System	0.910%	6/1/22	5,635,000	5,570,817	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	5,135,000	5,783,037
Houston, TX, Airport System Revenue	5.000%	7/15/35	7,500,000	7,863,750	(e)

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Inc., Terminal Project	6.500%	7/15/30	$6,500,000	$7,527,975	(e)
Special Facilities, Continental Airlines Inc., Terminal Project	6.625%	7/15/38	5,000,000	5,800,400	(e)
Midlothian, TX, Development Authority, Tax Increment Contract Revenue, Refunding, Subordinated Lien	5.125%	11/15/26	785,000	792,552
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue:
Collegiate Housing College Station LLC, Texas A&M University Project, AGM	5.000%	4/1/46	500,000	537,235
Collegiate Housing, Tarleton State University Project	5.000%	4/1/46	3,000,000	3,061,800
Collegiate Housing, Tarleton State University Project	5.000%	4/1/47	4,000,000	4,117,840
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,000,000	11,075,200	(d)
North Texas Tollway Authority Revenue	6.250%	1/1/39	2,000,000	2,296,600
Port Corpus Christi, TX, Celanese Project	6.450%	11/1/30	1,995,000	1,999,688
San Leanna Educational Facilities Corp., Education Revenue:
Saint Edwards University Project	5.000%	6/1/20	1,000,000	1,057,000
Saint Edwards University Project	5.125%	6/1/22	2,000,000	2,106,620
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	700,000	*(f)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	6,500,000	7,892,885
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	16,460,000	19,488,640
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	28,000,000	32,747,960
Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.000%	2/15/30	1,000,000	1,203,850	(d)
Cosmos Foundation Inc.	6.200%	2/15/40	4,000,000	4,848,760	(d)
Uplift Education	5.875%	12/1/36	1,000,000	1,069,280
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	525,000	501,091

Total Texas				144,494,066

U.S. Virgin Islands - 1.1%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	7,500,000	8,679,600

Virginia - 1.1%
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	8,609,400

Washington - 0.1%
Washington State HFC Revenue:
Heron’s Key	6.500%	7/1/30	350,000	355,730	(c)
Heron’s Key	6.750%	7/1/35	350,000	356,415	(c)

Total Washington				712,145

Wisconsin - 0.5%
Public Finance Authority, WI, Revenue, Church Home of Hartford Inc.	5.000%	9/1/38	1,250,000	1,228,200	(c)
Wisconsin State HEFA Revenue, Aurora Health Care Inc.	5.625%	4/15/39	2,000,000	2,258,780

Total Wisconsin				3,486,980

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $679,958,601)				734,941,839

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.8%
Illinois - 0.1%
Chicago, IL, Midway Airport Revenue, LOC-Wells Fargo Bank N.A.	0.050%	1/1/35	$1,130,000	$1,130,000	(e)(h)(i)

New Hampshire - 0.2%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.060%	11/1/20	1,500,000	1,500,000	(e)(h)(i)

New Jersey - 0.4%
New Jersey State Health Care Facilities Financing Authority Revenue:
LOC-Wells Fargo Bank N.A.	0.010%	7/1/36	100,000	100,000	(h)(i)
Southern Ocean County Hospital, LOC-Wells Fargo Bank N.A.	0.010%	7/1/36	500,000	500,000	(h)(i)
New Jersey State Housing & Mortgage Finance Agency Revenue, Single Family Mortgage, SPA-Barclays Bank PLC	0.060%	10/1/26	2,400,000	2,400,000	(e)(h)(i)

Total New Jersey				3,000,000

North Carolina - 0.1%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.060%	11/1/34	1,000,000	1,000,000	(h)(i)

Pennsylvania - 0.1%
Mercer County, PA, GO, AGM, SPA-PNC Bank N.A.	0.040%	10/1/31	1,030,000	1,030,000	(h)(i)

Utah - 0.4%
Utah Housing Corp. Single Family Mortgage Revenue, SPA-JPMorgan Chase	0.080%	1/1/34	2,665,000	2,665,000	(e)(h)(i)

Vermont - 0.5%
Vermont State Housing Finance Agency Revenue, Multiple Purpose, AGM, SPA-Bank of New York Mellon	0.050%	11/1/37	3,500,000	3,500,000	(e)(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $13,825,000)				13,825,000

TOTAL INVESTMENTS - 98.3% (Cost - $693,783,601#)				748,766,839
Other Assets in Excess of Liabilities - 1.7%				13,250,821

TOTAL NET ASSETS - 100.0%				$762,017,660

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	The coupon payment on these securities is currently in default as of October 31, 2015.

(g)	Illiquid security.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2015

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
PCFA	— Pollution Control Financing Authority
PFC	— Public Facilities Corporation
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Municipal High Income Portfolio (the “Portfolio”) is a diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At October 31, 2015, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$734,941,839	—	$734,941,839

Short-term investments†	—	13,825,000	—	13,825,000

Total investments	—	$748,766,839	—	$748,766,839

Other financial instruments:
Futures contracts	$206,978	—	—	$206,978

Total	$206,978	$748,766,839	—	$748,973,817

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At October 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$74,700,946
Gross unrealized depreciation	(19,717,708)

Net unrealized appreciation	$54,983,238

At October 31, 2015, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	98	12/15	$15,537,853	$15,330,875	$206,978

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications	pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 18, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 18, 2015